Basis of Presentation - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 2,322		$ 2,745
Increase (decrease) of cash and cash equivalents	(423)
Cash, cash equivalents and restricted cash	3,537	$ 2,935	3,916	$ 2,888
Increase (decrease) in cash, cash equivalents and restricted cash	(379)	$ 47
Prepaid expenses and other
Cash and Cash Equivalents [Line Items]
Restricted cash	1,091		1,047
Increase (decrease) in restricted cash	44
Other assets
Cash and Cash Equivalents [Line Items]
Restricted cash	124		$ 124
Increase (decrease) in restricted cash	$ 0